Share Capital and Reserves - Summary of Treasury Shares (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of Treasury Shares and Own Shares [Line Items]
Beginning balance	[1]	$ (360)	$ (920)
Ending balance		(386)	(360)	[1]
Treasury Shares/Own Shares [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
Beginning balance		(360)	(920)
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan		65	70
Shares acquired by CRH plc (Treasury Shares)		(220)	(886)
Shares acquired by Employee Benefit Trust (own shares)		(29)	(68)
Treasury Shares/own shares reissued		8	42
Cancellation of treasury shares		150	1,402	[2]
Ending balance		$ (386)	$ (360)
Shares outstanding, beginning balance		10,236,356	27,843,927
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan		(2,180,467)	(2,256,986)
Shares acquired by CRH plc (Treasury Shares) (i) (ii)		5,951,146	27,357,116
Shares acquired by Employee Benefit Trust (own shares)		1,070,225	2,189,448
Treasury Shares/own shares reissued		(256,521)	(1,147,149)
Shares outstanding, ending balance		10,320,739	10,236,356
Cancellation of treasury shares		(4,500,000)	(43,750,000)
Treasury Shares		10,087,161	10,011,353
Own shares		233,578	225,003

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.
[2]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.